Debt - Summary of Redemption Prices (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument, Redemption
Gain (Loss) on Extinguishment of Debt	$ 3,179		$ 50,676
Senior Unsecured Notes 2024
Debt Instrument, Redemption
Redemption price (as a percentage of principal)	103.938%
Debt Instrument, Redemption, Period Two | Senior Secured Notes
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		102.25%
Debt Instrument, Redemption, Period Two | New Senior Secured Notes 2028
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		101.938%
Debt Instrument, Redemption, Period Two | New Senior Unsecured Notes 2029
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		102.438%
Debt Instrument, Redemption, Period Three | Senior Secured Notes
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		101.125%
Debt Instrument, Redemption, Period Three | New Senior Secured Notes 2028
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		100.969%
Debt Instrument, Redemption, Period Three | New Senior Unsecured Notes 2029
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		101.219%
Debt Instrument, Redemption, Period Four | Senior Secured Notes
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		100.00%
Debt Instrument, Redemption, Period Four | New Senior Secured Notes 2028
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		100.00%
Debt Instrument, Redemption, Period Four | New Senior Unsecured Notes 2029
Debt Instrument, Redemption
Redemption price (as a percentage of principal)		100.00%